Consolidated statements of changes in stockholders' equity - USD ($) $ in Thousands	Total	Common stock	Additional paid in capital	Treasury shares	Retained earnings	Accumulated other comprehensive income / (loss)	Total common stockholders’ equity	Non controlling Interest
Balance (in shares) at Dec. 31, 2015		98,605,902
Balance at Dec. 31, 2015	$ 1,257,417	$ 986	$ 891,248	$ (133,318)	$ 580,152	$ (82,048)	$ 1,257,020	$ 397
Shares held in treasury (in shares) at Dec. 31, 2015				(8,145,802)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		670,769
Restricted stock issuance, net of forfeitures	(1,045)	$ 6	(1,051)				(1,045)
Stock-based compensation expense	20,535		20,535				20,535
Exercised stock options (in shares)		151,335
Exercised stock options	1,712	$ 2	1,710				1,712
Issuance of performance shares (in shares)		42,443
Issuance of performance shares	(47)	$ 1	(48)				(47)
Shares issued in employee stock purchase plan (in shares)		186,679
Shares issued in employee stock purchase plan	1,978	$ 2	1,976				1,978
Equity offering and shares issued for acquisition (in shares)		4,025,000
Equity offering and shares issued for acquisition	85,078	$ 40	85,038				85,078
Treasury stock (in shares)				(29,161)
Treasury stock	(623)			$ (623)			(623)
Excess tax benefits	(1,239)		(1,239)				(1,239)
Change in pension liability	(335)					(335)	(335)
Currency translation adjustment	(45,722)					(45,854)	(45,854)	132
Net loss	(81,948)				(81,978)		(81,978)	30
Balance (in shares) at Dec. 31, 2016		103,682,128
Balance at Dec. 31, 2016	1,235,761	$ 1,037	998,169	$ (133,941)	498,174	(128,237)	1,235,202	559
Shares held in treasury (in shares) at Dec. 31, 2016				(8,174,963)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		429,321
Restricted stock issuance, net of forfeitures	(3,149)	$ 3	(3,152)				(3,149)
Stock-based compensation expense	20,310		20,310				20,310
Exercised stock options (in shares)		161,233
Exercised stock options	1,491	$ 2	1,489				1,491
Issuance of performance shares (in shares)		250,643
Issuance of performance shares	(1,241)	$ 3	(1,244)				(1,241)
Shares issued in employee stock purchase plan (in shares)		135,882
Shares issued in employee stock purchase plan	1,913	$ 1	1,912				1,913
Equity offering and shares issued for acquisition (in shares)		11,684,449
Equity offering and shares issued for acquisition	177,972	$ 117	177,855				177,972
Sale of non-controlling interest	(559)							(559)
Treasury stock (in shares)				(15,399)
Treasury stock	(352)			$ (352)			(352)
Change in pension liability	107					107	107
Currency translation adjustment	36,163					36,163	36,163
Net loss	(59,400)				(59,400)		(59,400)
Balance (in shares) at Dec. 31, 2017		116,343,656
Balance at Dec. 31, 2017	1,409,016	$ 1,163	1,195,339	$ (134,293)	438,774	(91,967)	1,409,016	0
Shares held in treasury (in shares) at Dec. 31, 2017				(8,190,362)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		702,145
Restricted stock issuance, net of forfeitures	(2,363)	$ 7	(2,370)				(2,363)
Stock-based compensation expense	$ 19,927		19,927				19,927
Exercised stock options (in shares)	35,000	35,261
Exercised stock options	$ 249		249				249
Issuance of performance shares (in shares)		156,953
Issuance of performance shares	(273)	$ 2	(275)				(273)
Shares issued in employee stock purchase plan (in shares)		164,743
Shares issued in employee stock purchase plan	1,935	$ 2	1,933				1,935
Contingent shares issued for acquisition of Cooper (in shares)		8,400
Contingent shares issued for acquisition of Cooper	125		125				125
Treasury stock (in shares)				(10,115)
Treasury stock	(141)			$ (141)			(141)
Change in pension liability	1,489					1,489	1,489
Currency translation adjustment	(24,752)					(24,752)	(24,752)
Net loss	(374,080)				(374,080)		(374,080)
Balance (in shares) at Dec. 31, 2018		117,411,158
Balance at Dec. 31, 2018	$ 1,030,126	$ 1,174	$ 1,214,928	$ (134,434)	$ 63,688	$ (115,230)	$ 1,030,126	$ 0
Shares held in treasury (in shares) at Dec. 31, 2018				(8,200,477)